UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	2/28/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON BLEND FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Blend Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	Six Months	One Year	Five Years	Ten Years
Class A	2.91%	7.35%	84.40%	122.99%
Class B	2.54	6.61	78.18	107.61
Class C	2.58	6.61	78.14	107.70
Class Z	3.08	7.66	87.25	129.54
Russell 3000® Index	5.98	14.12	113.33	122.02
S&P 500 Index	6.12	15.48	111.59	115.56
Lipper Multi-Cap Growth Funds Average	6.84	10.67	110.06	133.76

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		3.06%	10.30%	7.91%
Class B		3.52	10.65	7.75
Class C		7.35	10.78	7.75
Class Z		9.43	11.90	8.84
Russell 3000 Index		12.37	14.71	8.38
S&P 500 Index		12.71	14.45	8.00
Lipper Multi-Cap Growth Funds Average		12.93	14.38	8.89

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 3000 Index

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest US companies representing approximately 98% of the investable US equity market.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Multi-Cap Growth Funds Average

The Lipper Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
Apple, Inc., Technology Hardware, Storage & Peripherals	2.6%
Actavis, PLC, Pharmaceuticals	2.2
Facebook, Inc. (Class A Stock), Internet Software & Services	1.8
Celgene Corp., Biotechnology	1.7
Applied Materials, Inc., Semiconductors & Semiconductor Equipment	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/15
Pharmaceuticals	7.4%
Banks	7.4
Internet Software & Services	5.5
Biotechnology	5.5
Software	5.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,029.10	0.97%	$4.88
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Class B	Actual	$1,000.00	$1,025.40	1.67%	$8.39
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class C	Actual	$1,000.00	$1,025.80	1.67%	$8.39
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class Z	Actual	$1,000.00	$1,030.80	0.67%	$3.37
	Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.97%	0.97%
B	1.67	1.67
C	1.67	1.67
Z	0.67	0.67

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Aerospace & Defense 1.9%
Boeing Co. (The)	97,529	$14,712,250
Curtiss-Wright Corp.	43,466	3,154,762
Exelis, Inc.	16,756	405,495
Moog, Inc. (Class A Stock)*	21,296	1,606,996
Teledyne Technologies, Inc.*	11,593	1,168,922

		21,048,425

Airlines 1.6%
Spirit Airlines, Inc.*	102,258	7,953,627
United Continental Holdings, Inc.*	149,335	9,733,656

		17,687,283

Auto Components 1.1%
Dorman Products, Inc.*(a)	12,511	551,860
Lear Corp.	96,475	10,508,057
Tenneco, Inc.*	15,572	906,913

		11,966,830

Automobiles 1.1%
General Motors Co.	173,023	6,455,488
Tesla Motors, Inc.*(a)	28,037	5,701,044

		12,156,532

Banks 7.4%
Bank of America Corp.	457,606	7,234,751
BankUnited, Inc.	140,945	4,568,028
BOK Financial Corp.(a)	39,958	2,357,522
Citigroup, Inc.	186,922	9,798,451
East West Bancorp, Inc.	214,334	8,562,643
First Republic Bank	106,357	6,062,349
Fulton Financial Corp.	160,761	1,945,208
Home BancShares, Inc.	21,028	665,536
JPMorgan Chase & Co.	167,986	10,294,182
PNC Financial Services Group, Inc. (The)	85,543	7,866,534
Prosperity Bancshares, Inc.	57,607	2,980,010
Renasant Corp.	13,161	374,825
Signature Bank*	19,087	2,354,382
Valley National Bancorp(a)	206,654	1,983,879

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Webster Financial Corp.	65,509	$2,262,026
Wells Fargo & Co.	211,347	11,579,702
Wintrust Financial Corp.	58,045	2,733,339

		83,623,367

Biotechnology 5.5%
ACADIA Pharmaceuticals, Inc.*(a)	104,091	3,952,335
Alexion Pharmaceuticals, Inc.*	37,753	6,809,509
Anacor Pharmaceuticals, Inc.*	10,486	456,141
Biogen Idec, Inc.*	34,928	14,306,160
Celgene Corp.*	157,816	19,179,378
Gilead Sciences, Inc.*	72,256	7,480,664
KYTHERA Biopharmaceuticals, Inc.*(a)	97,148	4,036,499
Otonomy, Inc.*	9,626	356,932
OvaScience, Inc.*(a)	17,594	800,703
Receptos, Inc.*	35,276	4,467,353

		61,845,674

Building Products 0.1%
Owens Corning	14,321	567,971

Capital Markets 2.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	34,634	1,679,749
Goldman Sachs Group, Inc. (The)	39,256	7,450,396
HFF, Inc. (Class A Stock)	16,779	596,997
Lazard Ltd. (Class A Stock)	14,629	744,324
Moelis & Co. (Class A Stock)	24,597	791,531
Morgan Stanley	332,058	11,884,356
Piper Jaffray Cos.*	32,629	1,786,438

		24,933,791

Chemicals 1.0%
Albemarle Corp.	15,496	876,609
Cytec Industries, Inc.	6,184	324,846
FMC Corp.	109,820	6,963,686
Monsanto Co.	24,252	2,920,668

		11,085,809

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.7%
Mobile Mini, Inc.	99,507	$4,128,546
West Corp.	110,735	3,781,600

		7,910,146

Communications Equipment 0.7%
Brocade Communications Systems, Inc.	591,620	7,330,172
Infinera Corp.*	31,460	536,393
NETGEAR, Inc.*	12,014	387,331

		8,253,896

Construction & Engineering 0.1%
Great Lakes Dredge & Dock Corp.*	276,060	1,683,966

Consumer Finance 1.2%
Capital One Financial Corp.	87,044	6,851,233
SLM Corp.	716,011	6,780,624

		13,631,857

Containers & Packaging 0.2%
Crown Holdings, Inc.*	19,062	1,010,286
Packaging Corp. of America	11,795	977,334

		1,987,620

Diversified Consumer Services 0.2%
Apollo Education Group, Inc. (Class A Stock)*	36,322	1,004,303
Houghton Mifflin Harcourt Co.*	66,601	1,317,368

		2,321,671

Diversified Financial Services 0.5%
Voya Financial, Inc.	118,747	5,247,430

Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.	31,850	1,169,532
Frontier Communications Corp.	380,649	3,037,579
Lumos Networks Corp.	28,005	482,246

		4,689,357

Electric Utilities 1.4%
FirstEnergy Corp.	231,688	8,104,446
NRG Yield, Inc. (Class A Stock)	69,672	3,574,871

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
Portland General Electric Co.	63,728	$2,376,417
Westar Energy, Inc.	54,566	2,119,889

		16,175,623

Electrical Equipment 0.9%
Eaton Corp. PLC	124,110	8,813,051
Polypore International, Inc.*	13,113	777,470
Thermon Group Holdings, Inc.*	13,744	337,003

		9,927,524

Electronic Equipment, Instruments & Components 0.8%
Anixter International, Inc.*	55,348	4,366,404
FEI Co.	5,317	419,990
Flextronics International Ltd.*	341,420	4,158,496
Plexus Corp.*	15,750	633,937

		9,578,827

Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	30,306	2,202,034
Halliburton Co.	138,092	5,929,670
Schlumberger Ltd.	64,372	5,417,548
Superior Energy Services, Inc.	26,036	582,686

		14,131,938

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	62,764	9,223,797
Fresh Market, Inc. (The)*(a)	17,478	665,213
Kroger Co. (The)	62,508	4,447,444
Sprouts Farmers Market, Inc.*(a)	76,097	2,801,131

		17,137,585

Food Products 3.0%
Adecoagro SA (Luxembourg)*	238,999	2,115,141
Boulder Brands, Inc.*	37,886	390,605
Bunge Ltd.	81,150	6,636,447
Hain Celestial Group, Inc. (The)*	102,053	6,381,374
Mondelez International, Inc. (Class A Stock)	422,241	15,595,471
TreeHouse Foods, Inc.*(a)	28,721	2,399,927
Whitewave Foods Co. (The) (Class A Stock)*	21,350	874,282

		34,393,247

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.4%
Cardiovascular Systems, Inc.*	28,538	$1,076,168
DexCom, Inc.*	19,685	1,195,667
GenMark Diagnostics, Inc.*(a)	42,868	544,852
Insulet Corp.*(a)	19,127	606,900
NxStage Medical, Inc.*	15,711	269,915
Tandem Diabetes Care, Inc.*(a)	33,506	392,020

		4,085,522

Health Care Providers & Services 2.1%
Air Methods Corp.*(a)	95,573	5,064,413
Amsurg Corp.*	37,513	2,254,531
Bio-Reference Laboratories, Inc.*	15,114	528,083
Centene Corp.*	89,842	5,521,689
Health Net, Inc.*	17,485	1,002,765
HealthSouth Corp.	15,363	667,676
Healthways, Inc.*(a)	85,163	1,905,948
Molina Healthcare, Inc.*(a)	56,802	3,617,720
Team Health Holdings, Inc.*	34,567	2,048,786
Universal Health Services, Inc. (Class B Stock)	12,380	1,403,273

		24,014,884

Hotels, Restaurants & Leisure 3.5%
BJ’s Restaurants, Inc.*	6,346	331,388
Brinker International, Inc.	6,051	359,792
Carnival Corp.	203,792	8,964,810
Cheesecake Factory, Inc. (The)	46,644	2,216,523
Del Frisco’s Restaurant Group, Inc.*	83,045	1,668,374
Domino’s Pizza, Inc.	9,133	927,274
Extended Stay America, Inc.(a)	23,418	451,967
Jack in the Box, Inc.	5,699	551,036
Marriott International, Inc. (Class A Stock)	100,200	8,326,620
Pinnacle Entertainment, Inc.*	89,665	2,307,977
Starbucks Corp.	99,519	9,303,534
Vail Resorts, Inc.	52,692	4,626,885

		40,036,180

Household Durables 0.3%
D.R. Horton, Inc.	28,431	776,451
Lennar Corp. (Class A Stock)(a)	33,829	1,698,554
Meritage Homes Corp.*	8,750	389,462

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Tempur Sealy International, Inc.*	8,184	$470,662

		3,335,129

Independent Power & Renewable Electricity Producers 0.4%
NRG Energy, Inc.	200,045	4,797,079

Industrial Conglomerates 0.5%
Siemens AG (Germany), ADR	50,189	5,602,096

Insurance 3.3%
MetLife, Inc.	165,107	8,392,389
RLI Corp.	19,993	967,461
Stancorp Financial Group, Inc.	29,307	1,938,951
Symetra Financial Corp.	296,756	6,700,751
Travelers Cos., Inc. (The)	41,917	4,503,563
W.R. Berkley Corp.	141,318	7,053,181
White Mountains Insurance Group Ltd.	11,167	7,450,064

		37,006,360

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	33,928	12,898,068
Priceline Group, Inc. (The)*	7,312	9,048,454
Wayfair, Inc. (Class A Stock)*(a)	57,040	1,331,884

		23,278,406

Internet Software & Services 5.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	116,176	9,888,901
Bankrate, Inc.*(a)	22,522	287,381
Cornerstone OnDemand, Inc.*(a)	56,351	1,801,260
Facebook, Inc. (Class A Stock)*	263,599	20,816,413
Google, Inc. (Class A Stock)*	10,962	6,167,550
Google, Inc. (Class C Stock)*	12,743	7,115,691
LendingClub Corp.*(a)	8,112	165,241
LinkedIn Corp. (Class A Stock)*	35,203	9,406,242
Twitter, Inc.*	143,450	6,897,076

		62,545,755

IT Services 3.1%
DST Systems, Inc.	20,834	2,214,446
Euronet Worldwide, Inc.*	7,373	416,575

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
FleetCor Technologies, Inc.*	49,317	$7,566,707
Gartner, Inc.*	3,558	295,705
Global Payments, Inc.	75,891	6,971,347
MasterCard, Inc. (Class A Stock)	162,501	14,646,215
Vantiv, Inc. (Class A Stock)*	87,161	3,224,086

		35,335,081

Leisure Products 0.1%
Brunswick Corp.	25,891	1,404,328

Life Sciences Tools & Services 1.1%
Fluidigm Corp.*(a)	109,719	4,849,580
Illumina, Inc.*	38,285	7,483,186

		12,332,766

Machinery 2.3%
CIRCOR International, Inc.	30,797	1,652,875
Crane Co.	40,490	2,705,947
Joy Global, Inc.	6,702	297,033
NN, Inc.	50,728	1,405,673
Nordson Corp.	16,186	1,245,189
Oshkosh Corp.	24,171	1,179,303
RBC Bearings, Inc.	23,992	1,488,704
Rexnord Corp.*	89,884	2,478,102
SPX Corp.	110,444	9,843,874
Terex Corp.	20,955	574,376
WABCO Holdings, Inc.*	18,557	2,168,014
Woodward, Inc.	10,368	503,366

		25,542,456

Media 2.5%
Cinemark Holdings, Inc.	110,476	4,498,583
Comcast Corp. (Class A Stock)	164,816	9,786,774
Walt Disney Co. (The)	136,526	14,209,626

		28,494,983

Metals & Mining 0.4%
Compass Minerals International, Inc.	16,619	1,506,845
Constellium NV (Netherlands) (Class A Stock)*	46,539	880,052

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
Reliance Steel & Aluminum Co.	30,927	$1,763,148

		4,150,045

Multi-Utilities 0.1%
Alliant Energy Corp.	15,705	998,838

Multiline Retail 0.8%
Target Corp.	117,682	9,041,508
Tuesday Morning Corp.*(a)	20,541	389,868

		9,431,376

Oil, Gas & Consumable Fuels 4.7%
Cheniere Energy Partners LP	25,784	603,603
Chevron Corp.	66,473	7,091,340
Concho Resources, Inc.*	50,011	5,447,198
Marathon Oil Corp.	227,593	6,340,741
Noble Energy, Inc.	127,314	6,013,040
Occidental Petroleum Corp.	78,690	6,128,377
PDC Energy, Inc.*	43,029	2,223,739
Rosetta Resources, Inc.*(a)	130,261	2,309,528
SemGroup Corp. (Class A Stock)	67,689	5,233,037
Suncor Energy, Inc. (Canada)	240,998	7,235,145
Targa Resources Corp.	37,055	3,689,937
Whiting Petroleum Corp.*	37,023	1,252,488

		53,568,173

Pharmaceuticals 7.4%
Actavis, PLC*	85,648	24,954,401
Aerie Pharmaceuticals, Inc.*(a)	49,126	1,381,423
Aratana Therapeutics, Inc.*(a)	114,621	2,207,600
Bayer AG (Germany), ADR	60,231	8,897,745
Bristol-Myers Squibb Co.	156,687	9,545,372
Merck & Co., Inc.	142,707	8,354,068
Pacira Pharmaceuticals, Inc.*(a)	65,393	7,505,155
Pfizer, Inc.	134,037	4,600,150
Salix Pharmaceuticals Ltd.*	2,087	328,076
Shire PLC (Ireland), ADR	25,638	6,202,089
Teva Pharmaceutical Industries Ltd. (Israel), ADR	180,936	10,316,971

		84,293,050

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Professional Services 0.6%
Corporate Executive Board Co. (The)	11,337	$886,667
Dun & Bradstreet Corp. (The)	5,268	697,905
Huron Consulting Group, Inc.*	16,836	1,122,119
Korn/Ferry International*	92,969	2,844,851
TrueBlue, Inc.*	42,789	984,575

		6,536,117

Real Estate Investment Trusts (REITs) 2.5%
Capstead Mortgage Corp.(a)	319,882	3,828,988
Chimera Investment Corp.	522,745	1,678,011
Colony Financial, Inc.	84,302	2,125,253
Extra Space Storage, Inc.	19,502	1,282,842
First Potomac Realty Trust	26,869	321,085
Hersha Hospitality Trust	580,888	3,897,758
Iron Mountain, Inc.	31,438	1,155,347
Kilroy Realty Corp.	11,063	818,330
LaSalle Hotel Properties	30,188	1,174,917
MFA Financial, Inc.	568,965	4,528,961
Pebblebrook Hotel Trust	51,195	2,487,053
Starwood Property Trust, Inc.	49,310	1,203,164
Summit Hotel Properties, Inc.	287,941	3,780,665

		28,282,374

Real Estate Management & Development 0.3%
Forest City Enterprises, Inc. (Class A Stock)*	131,515	3,320,754

Road & Rail 1.2%
Canadian Pacific Railway Ltd. (Canada)	32,073	6,017,536
Heartland Express, Inc.	120,683	3,037,591
Hertz Global Holdings, Inc.*	216,736	5,000,100

		14,055,227

Semiconductors & Semiconductor Equipment 2.8%
Applied Materials, Inc.	730,579	18,301,004
Cavium, Inc.*(a)	126,575	8,669,122
Inphi Corp.*	33,691	628,000
ON Semiconductor Corp.*	32,182	410,321
Power Integrations, Inc.	49,756	2,729,614
Semtech Corp.*	40,610	1,174,847
Skyworks Solutions, Inc.	4,305	377,764

		32,290,672

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 5.3%
Adobe Systems, Inc.*	97,454	$7,708,612
Cadence Design Systems, Inc.*(a)	23,842	437,620
Fortinet, Inc.*	100,434	3,375,587
Imperva, Inc.*	8,920	411,212
Jive Software, Inc.*	160,589	812,580
Microsoft Corp.	212,416	9,314,442
QLIK Technologies, Inc.*(a)	126,244	4,095,355
Red Hat, Inc.*	90,661	6,266,488
salesforce.com, inc.*	155,285	10,773,673
SolarWinds, Inc.*	122,081	6,193,169
Splunk, Inc.*	86,984	5,849,674
Workday, Inc. (Class A Stock)*(a)	53,116	4,541,418

		59,779,830

Specialty Retail 3.0%
Asbury Automotive Group, Inc.*	26,373	2,074,764
DSW, Inc. (Class A Stock)	93,624	3,528,688
Foot Locker, Inc.	20,937	1,176,031
Inditex SA (Spain), ADR	536,661	8,425,578
Mattress Firm Holding Corp.*(a)	108,388	6,601,913
Restoration Hardware Holdings, Inc.*(a)	30,243	2,664,408
Tiffany & Co.	53,367	4,708,037
Ulta Salon Cosmetics & Fragrance, Inc.*	23,065	3,246,629
Williams-Sonoma, Inc.	3,893	313,192
Zumiez, Inc.*	26,424	1,025,780

		33,765,020

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	225,328	28,945,635
EMC Corp.	273,850	7,925,219
Hewlett-Packard Co.	262,740	9,153,861
NCR Corp.*	150,029	4,412,353

		50,437,068

Textiles, Apparel & Luxury Goods 2.3%
Burberry Group PLC (United Kingdom)	204,697	5,900,559
Deckers Outdoor Corp.*	57,456	4,265,533
G-III Apparel Group Ltd.*(a)	16,946	1,783,228
Kate Spade & Co.*	10,511	362,104

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	138,693	$13,469,864

		25,781,288

Thrifts & Mortgage Finance 0.2%
Provident Financial Services, Inc.	77,086	1,402,965
WSFS Financial Corp.	9,888	768,693

		2,171,658

Trading Companies & Distributors 0.1%
WESCO International, Inc.*(a)	19,986	1,387,628

Transportation Infrastructure
Wesco Aircraft Holdings, Inc.*	35,550	533,605

Wireless Telecommunication Services 1.1%
SBA Communications Corp. (Class A Stock)*	62,291	7,768,310
Vodafone Group PLC (United Kingdom), ADR	124,673	4,308,699

		12,077,009

TOTAL LONG-TERM INVESTMENTS (cost $766,334,060)		1,122,657,126

SHORT-TERM INVESTMENT 9.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $102,907,683; includes $85,994,367 of cash collateral for securities on loan) (Note 3)(b)(c)	102,907,683	102,907,683

TOTAL INVESTMENTS 108.2% (cost $869,241,743; Note 5)		1,225,564,809
Liabilities in excess of other assets (8.2)%		(92,587,733)

NET ASSETS 100.0%		$1,132,977,076

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,895,427; cash collateral of $85,994,367 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,048,425	$—	$—
Airlines	17,687,283	—	—
Auto Components	11,966,830	—	—
Automobiles	12,156,532	—	—
Banks	83,623,367	—	—
Biotechnology	61,845,674	—	—
Building Products	567,971	—	—
Capital Markets	24,933,791	—	—
Chemicals	11,085,809	—	—
Commercial Services & Supplies	7,910,146	—	—
Communications Equipment	8,253,896	—	—
Construction & Engineering	1,683,966	—	—
Consumer Finance	13,631,857	—	—
Containers & Packaging	1,987,620	—	—
Diversified Consumer Services	2,321,671	—	—
Diversified Financial Services	5,247,430	—	—
Diversified Telecommunication Services	4,689,357	—	—
Electric Utilities	16,175,623	—	—
Electrical Equipment	9,927,524	—	—
Electronic Equipment, Instruments & Components	9,578,827	—	—
Energy Equipment & Services	14,131,938	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Common Stocks (continued)
Food & Staples Retailing	$17,137,585	$—	$—
Food Products	34,393,247	—	—
Health Care Equipment & Supplies	4,085,522	—	—
Health Care Providers & Services	24,014,884	—	—
Hotels, Restaurants & Leisure	40,036,180	—	—
Household Durables	3,335,129	—	—
Independent Power & Renewable Electricity Producers	4,797,079	—	—
Industrial Conglomerates	5,602,096	—	—
Insurance	37,006,360	—	—
Internet & Catalog Retail	23,278,406	—	—
Internet Software & Services	62,545,755	—	—
IT Services	35,335,081	—	—
Leisure Products	1,404,328	—	—
Life Sciences Tools & Services	12,332,766	—	—
Machinery	25,542,456	—	—
Media	28,494,983	—	—
Metals & Mining	4,150,045	—	—
Multi-Utilities	998,838	—	—
Multiline Retail	9,431,376	—	—
Oil, Gas & Consumable Fuels	53,568,173	—	—
Pharmaceuticals	84,293,050	—	—
Professional Services	6,536,117	—	—
Real Estate Investment Trusts (REITs)	28,282,374	—	—
Real Estate Management & Development	3,320,754	—	—
Road & Rail	14,055,227	—	—
Semiconductors & Semiconductor Equipment	32,290,672	—	—
Software	59,779,830	—	—
Specialty Retail	33,765,020	—	—
Technology Hardware, Storage & Peripherals	50,437,068	—	—
Textiles, Apparel & Luxury Goods	19,880,729	5,900,559	—
Thrifts & Mortgage Finance	2,171,658	—	—
Trading Companies & Distributors	1,387,628	—	—
Transportation Infrastructure	533,605	—	—
Wireless Telecommunication Services	12,077,009	—	—
Affiliated Money Market Mutual Fund	102,907,683	—	—

Total	$1,219,664,250	$5,900,559	$—

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows:

Affiliated Money Market Mutual Fund (including 7.6% of collateral for securities on loan)	9.1%
Pharmaceuticals	7.4
Banks	7.4
Internet Software & Services	5.5
Biotechnology	5.5
Software	5.3
Oil, Gas & Consumable Fuels	4.7
Technology Hardware, Storage & Peripherals	4.4
Hotels, Restaurants & Leisure	3.5
Insurance	3.3
IT Services	3.1
Food Products	3.0
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.8
Media	2.5
Real Estate Investment Trusts (REITs)	2.5
Textiles, Apparel & Luxury Goods	2.3
Machinery	2.3
Capital Markets	2.2
Health Care Providers & Services	2.1
Internet & Catalog Retail	2.1
Aerospace & Defense	1.9
Airlines	1.6
Food & Staples Retailing	1.5
Electric Utilities	1.4
Energy Equipment & Services	1.2
Road & Rail	1.2
Consumer Finance	1.2
Life Sciences Tools & Services	1.1
Automobiles	1.1
Wireless Telecommunication Services	1.1%
Auto Components	1.1
Chemicals	1.0
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	0.8
Multiline Retail	0.8
Communications Equipment	0.7
Commercial Services & Supplies	0.7
Professional Services	0.6
Industrial Conglomerates	0.5
Diversified Financial Services	0.5
Independent Power & Renewable Electricity Producers	0.4
Diversified Telecommunication Services	0.4
Metals & Mining	0.4
Health Care Equipment & Supplies	0.4
Household Durables	0.3
Real Estate Management & Development	0.3
Diversified Consumer Services	0.2
Thrifts & Mortgage Finance	0.2
Containers & Packaging	0.2
Construction & Engineering	0.1
Leisure Products	0.1
Trading Companies & Distributors	0.1
Multi-Utilities	0.1
Building Products	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

See Notes to Financial Statements.

22

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Prudential Jennison Blend Fund, Inc.

Statement of Assets & Liabilities

as of February 28, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $83,895,427:
Unaffiliated Investments (cost $766,334,060)	$1,122,657,126
Affiliated Investments (cost $102,907,683)	102,907,683
Receivable for investments sold	2,130,610
Dividends receivable	991,298
Receivable for Fund shares sold	135,459
Tax reclaim receivable	96,728
Prepaid expenses	6,394

Total assets	1,228,925,298

Liabilities
Payable to broker for collateral for securities on loan	85,994,367
Payable for investments purchased	8,176,543
Payable for Fund shares reacquired	527,936
Management fee payable	414,798
Accrued expenses	405,602
Distribution fee payable	272,395
Payable to custodian	11,415
Affiliated transfer agent fee payable	145,166

Total liabilities	95,948,222

Net Assets	$1,132,977,076

Net assets were comprised of:
Common stock, at par	$522,188
Paid-in capital in excess of par	751,697,150

752,219,338
Undistributed net investment income	1,184,812
Accumulated net realized gain on investment and foreign currency transactions	23,249,860
Net unrealized appreciation on investments and foreign currencies	356,323,066

Net assets, February 28, 2015	$1,132,977,076

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($1,048,098,368 ÷ 48,158,916 shares of common stock issued and outstanding)	$21.76
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price to public	$23.03

Class B
Net asset value, offering price and redemption price per share ($19,829,413 ÷ 981,541 shares of common stock issued and outstanding)	$20.20

Class C
Net asset value, offering price and redemption price per share ($25,504,141 ÷ 1,262,075 shares of common stock issued and outstanding)	$20.21

Class Z
Net asset value, offering price and redemption price per share ($39,545,154 ÷ 1,816,243 shares of common stock issued and outstanding)	$21.77

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $118,870)	$7,575,709
Affiliated income from securities loaned, net	70,578
Affiliated dividend income	13,692

Total income	7,659,979

Expenses
Management fee	2,680,539
Distribution fee—Class A	1,530,870
Distribution fee—Class B	98,712
Distribution fee—Class C	124,356
Transfer agent’s fees and expenses (including affiliated expense of $207,900)	734,000
Shareholders’ reports	120,000
Custodian’s fees and expenses	80,000
Registration fees	34,000
Directors’ fees	19,000
Legal fees and expenses	16,000
Audit fee	11,000
Insurance expenses	8,000
Miscellaneous	9,788

Total expenses	5,466,265

Net investment income	2,193,714

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	50,275,459
Foreign currency transactions	(2,563)

50,272,896

Net change in unrealized appreciation (depreciation) on investments	(21,283,106)

Net gain on investment and foreign currency transactions	28,989,790

Net Increase In Net Assets Resulting From Operations	$31,183,504

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,193,714	$2,261,798
Net realized gain on investment and foreign currency transactions	50,272,896	132,328,415
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,283,106)	89,197,060

Net increase in net assets resulting from operations	31,183,504	223,787,273

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,807,476)	(5,358,631)
Class Z	(191,113)	(356,900)

	(1,998,589)	(5,715,531)

Distributions from net realized gains
Class A	(110,724,220)	(100,270,998)
Class B	(2,231,088)	(2,400,631)
Class C	(2,873,213)	(2,722,491)
Class Z	(4,414,149)	(4,389,027)

	(120,242,670)	(109,783,147)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	9,505,207	32,427,470
Net asset value of shares issued in reinvestment of dividends and distributions	119,029,820	112,051,550
Cost of shares reacquired	(74,119,529)	(145,067,137)

Net increase (decrease) in net assets from Fund share transactions	54,415,498	(588,117)

Total increase (decrease)	(36,642,257)	107,700,478

Net Assets:
Beginning of period	1,169,619,333	1,061,918,855

End of period(a)	$1,132,977,076	$1,169,619,333

(a) Includes undistributed net investment income of:	$1,184,812	$989,687

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The investment objective of the Fund is long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

28

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency

30

contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the ASU 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

32

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 28, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $147,421 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that for the six months ended February 28, 2015, it received $175, $12,746 and $502 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2015, PIM has been compensated approximately $21,600 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2015, were $263,826,124 and $321,509,530, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2015 were as follows:

Tax Basis	$876,527,548

Appreciation	364,685,558
Depreciation	(15,648,297)

Net Unrealized Appreciation	$349,037,261

34

The book basis may differ from tax basis due to certain tax related adjustments.

The Fund utilized approximately $3,439,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2014.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Prudential Jennison Blend Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2015:
Shares sold	333,389	$7,370,157
Shares issued in reinvestment of dividends and distributions	5,200,196	109,828,140
Shares reacquired	(2,625,150)	(58,592,359)

Net increase (decrease) in shares outstanding before conversion	2,908,435	58,605,938
Shares issued upon conversion from Class B and Class Z	60,056	1,392,749
Shares reacquired upon conversion into Class Z	(31,963)	(713,930)

Net increase (decrease) in shares outstanding	2,936,528	$59,284,757

Year ended August 31, 2014:
Shares sold	778,543	$17,586,157
Shares issued in reinvestment of dividends and distributions	4,809,481	102,680,378
Shares reacquired	(5,495,732)	(124,505,753)

Net increase (decrease) in shares outstanding before conversion	92,292	(4,239,218)
Shares issued upon conversion from Class B and Class Z	243,207	5,532,083
Shares reacquired upon conversion into Class Z	(82,430)	(1,877,248)

Net increase (decrease) in shares outstanding	253,069	$(584,383)

Class B
Six months ended February 28, 2015:
Shares sold	7,100	$144,892
Shares issued in reinvestment of dividends and distributions	111,651	2,191,700
Shares reacquired	(50,926)	(1,068,756)

Net increase (decrease) in shares outstanding before conversion	67,825	1,267,836
Shares reacquired upon conversion into Class A	(63,747)	(1,385,316)

Net increase (decrease) in shares outstanding	4,078	$(117,480)

Year ended August 31, 2014:
Shares sold	120,031	$2,541,562
Shares issued in reinvestment of dividends and distributions	117,179	2,356,464
Shares reacquired	(134,771)	(2,862,912)

Net increase (decrease) in shares outstanding before conversion	102,439	2,035,114
Shares reacquired upon conversion into Class A	(250,995)	(5,375,127)

Net increase (decrease) in shares outstanding	(148,556)	$(3,340,013)

36

Class C	Shares	Amount
Six months ended February 28, 2015:
Shares sold	37,364	$763,684
Shares issued in reinvestment of dividends and distributions	131,142	2,575,633
Shares reacquired	(90,381)	(1,883,555)

Net increase (decrease) in shares outstanding before conversion	78,125	1,455,762
Shares reacquired upon conversion into Class Z	(581)	(12,221)

Net increase (decrease) in shares outstanding	77,544	$1,443,541

Year ended August 31, 2014:
Shares sold	79,436	$1,678,419
Shares issued in reinvestment of dividends and distributions	121,868	2,450,770
Shares reacquired	(213,135)	(4,552,765)

Net increase (decrease) in shares outstanding before conversion	(11,831)	(423,576)
Shares reacquired upon conversion into Class Z	(7,888)	(163,135)

Net increase (decrease) in shares outstanding	(19,719)	$(586,711)

Class Z
Six months ended February 28, 2015:
Shares sold	55,196	$1,226,474
Shares issued in reinvestment of dividends and distributions	209,959	4,434,347
Shares reacquired	(554,469)	(12,574,859)

Net increase (decrease) in shares outstanding before conversion	(289,314)	(6,914,038)
Shares issued upon conversion from Class A and Class C	32,463	726,151
Shares reacquired upon conversion into Class A	(361)	(7,433)

Net increase (decrease) in shares outstanding	(257,212)	$(6,195,320)

Year ended August 31, 2014:
Shares sold	452,746	$10,621,332
Shares issued in reinvestment of dividends	213,868	4,563,938
Shares reacquired	(578,552)	(13,145,707)

Net increase (decrease) in shares outstanding before conversion	88,062	2,039,563
Shares issued upon conversion from Class A and Class C	89,731	2,040,383
Shares reacquired upon conversion into Class A	(6,953)	(156,956)

Net increase (decrease) in shares outstanding	170,840	$(3,922,990)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through October 8, 2014. The Funds pay an annualized Commitment fee of 0.08% on the unused portion of the SCA. Interest on

Prudential Jennison Blend Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Subsequent to the fiscal year end, the SCA has been renewed effective October 9, 2014 and will continue to provide a commitment of $900 million through October 8, 2015. Effective October 9, 2014, the Funds pay an annualized commitment fee of .075% of the unused portion of the SCA.

The Fund did not utilize the SCA during the six months ended February 28, 2015.

38

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.71		$21.64	$17.75	$16.68	$13.95	$13.34
Income (loss) from investment operations:
Net investment income	.05		.05	.15	.05	.03	.03
Net realized and unrealized gain on investment and foreign currency transactions	.56		4.44	3.83	1.05	2.73	.58
Total from investment operations	.61		4.49	3.98	1.10	2.76	.61
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.09)	(.03)	(.03)	-
Distributions from net realized gains	(2.52)		(2.30)	-	-	-	-
Total dividends and distributions	(2.56)		(2.42)	(.09)	(.03)	(.03)	-
Capital Contributions(e):	-		-	-	-	- (d)	-	(d)
Net asset value, end of period	$21.76		$23.71	$21.64	$17.75	$16.68	$13.95
Total Return(b):	2.91%		22.00%	22.50%	6.59%	19.82%	4.57%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$1,048		$1,072	$973	$887	$931	$871
Average net assets (000,000)	$1,029		$1,041	$930	$910	$1,017	$976
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.97%	(f)	.95%	.97%	1.00%	1.00%	1.01%
Expenses before waivers and/or expense reimbursement	.97%	(f)	.95%	.97%	1.00%	1.00%	1.01%
Net investment income	.41%	(f)	.22%	.77%	.31%	.18%	.23%
Portfolio turnover rate	24%	(g)	54%	73%	110%	143%	112%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014	2013		2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.23		$20.44	$16.81		$15.88	$13.34		$12.85
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.10)	.01		(.06)	(.08)		(.07)
Net realized and unrealized gain on investment and foreign currency transactions	.52		4.19	3.62		.99	2.62		.56
Total from investment operations	.49		4.09	3.63		.93	2.54		.49
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(d)	-	-		-
Distributions from net realized gains	(2.52)		(2.30)	-		-	-		-
Total dividends and distributions	(2.52)		(2.30)	-	(d)	-	-		-
Capital Contributions(e):	-		-	-		-	-	(d)	-	(d)
Net asset value, end of period	$20.20		$22.23	$20.44		$16.81	$15.88		$13.34
Total Return(b):	2.54%		21.20%	21.63%		5.86%	19.04%		3.81%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$20		$22	$23		$23	$29		$33
Average net assets (000,000)	$20		$23	$23		$26	$35		$42
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.67%	(f)	1.65%	1.67%		1.70%	1.70%		1.71%
Expenses before waivers and/or expense reimbursement	1.67%	(f)	1.65%	1.67%		1.70%	1.70%		1.71%
Net investment income (loss)	(.29)%	(f)	(.48)%	.08%		(.40)%	(.52)%		(.46)%
Portfolio turnover rate	24%	(g)	54%	73%		110%	143%		112%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

40

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014	2013		2012	2011		2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.23		$20.45	$16.82		$15.88	$13.35		$12.86
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.10)	.01		(.06)	(.09)		(.07)
Net realized and unrealized gain on investment and foreign currency transactions	.53		4.18	3.62		1.00	2.62		.56
Total from investment operations	.50		4.08	3.63		.94	2.53		.49
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(d)	-	-		-
Distributions from net realized gains	(2.52)		(2.30)	-		-	-		-
Total dividends and distributions	(2.52)		(2.30)	-	(d)	-	-		-
Capital Contributions(e):	-		-	-		-	-	(d)	-	(d)
Net asset value, end of period	$20.21		$22.23	$20.45		$16.82	$15.88		$13.35
Total Return(b):	2.58%		21.14%	21.61%		5.92%	18.95%		3.81%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$26		$26	$25		$23	$24		$22
Average net assets (000,000)	$25		$26	$23		$24	$26		$24
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.67%	(f)	1.65%	1.67%		1.70%	1.70%		1.71%
Expenses before waivers and/or expense reimbursement	1.67%	(f)	1.65%	1.67%		1.70%	1.70%		1.71%
Net investment income (loss)	(.29)%	(f)	(.48)%	.07%		(.39)%	(.52)%		(.47)%
Portfolio turnover rate	24%	(g)	54%	73%		110%	143%		112%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.76		$21.67	$17.78	$16.71	$13.97	$13.32
Income (loss) from investment operations:
Net investment income	.08		.12	.21	.10	.08	.08
Net realized and unrealized gain on investment and foreign currency transactions	.56		4.46	3.82	1.05	2.74	.57
Total from investment operations	.64		4.58	4.03	1.15	2.82	.65
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.19)	(.14)	(.08)	(.08)	-
Distributions from net realized gains	(2.52)		(2.30)	-	-	-	-
Total dividends and distributions	(2.63)		(2.49)	(.14)	(.08)	(.08)	-
Capital Contributions(e):	-		-	-	-	- (d)	-	(d)
Net asset value, end of period	$21.77		$23.76	$21.67	$17.78	$16.71	$13.97
Total Return(b):	3.03%		22.43%	22.82%	6.94%	20.22%	4.88%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$40		$49	$41	$38	$57	$45
Average net assets (000,000)	$44		$45	$39	$43	$56	$51
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.67%	(f)	.65%	.67%	.70%	.70%	.71%
Expenses before waivers and/or expense reimbursement	.67%	(f)	.65%	.67%	.70%	.70%	.71%
Net investment income	.71%	(f)	.52%	1.08%	.60%	.48%	.54%
Portfolio turnover rate	24%	(g)	54%	73%	110%	143%	112%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

42

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Jennison Blend Fund, Inc. (the “Fund”), approved the following proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	26,665,368.185	97.867%	54.083%
WITHHELD	581,331.493	2.133%	1.179%

(b) Kevin J. Bannon;
FOR	26,679,131.066	97.917%	54.111%
WITHHELD	567,568.612	2.083%	1.151%

(c) Linda W. Bynoe;
FOR	26,660,317.198	97.848%	54.073%
WITHHELD	586,382.480	2.152%	1.189%

(d) Keith F. Hartstein;
FOR	26,685,339.641	97.940%	54.124%
WITHHELD	561,360.037	2.060%	1.138%

(e) Michael S. Hyland;
FOR	26,661,185.521	97.852%	54.075%
WITHHELD	585,514.157	2.148%	1.187%

(f) Stephen P. Munn;
FOR	26,666,161.623	97.870%	54.085%
WITHHELD	580,538.055	2.130%	1.177%

(g) James E. Quinn;
FOR	26,675,924.068	97.906%	54.105%
WITHHELD	570,775.610	2.094%	1.157%

(h) Richard A. Redeker;
FOR	26,662,205.543	97.855%	54.077%
WITHHELD	584,494.135	2.145%	1.185%

(i) Stephen G. Stoneburn;
FOR	26,660,708.202	97.850%	54.074%
WITHHELD	585,991.476	2.150%	1.188%

(j) Stuart S. Parker;
FOR	26,694,714.387	97.975%	54.143%
WITHHELD	551,985.291	2.025%	1.119%

(k) Scott E. Benjamin; and
FOR	26,677,927.471	97.913%	54.109%
WITHHELD	568,772.207	2.087%	1.153%

Prudential Jennison Blend Fund, Inc.	43

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL
(l) Grace C. Torres.
FOR	26,660,491.371	97.849%	54.074%
WITHHELD	586,208.307	2.151%	1.188%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on December 10, 2014, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	7,119,940.286	26.095%	14.441%
AGAINST	901,304.204	3.304%	1.828%
ABSTAIN	517,192.928	1.895%	1.049%
BROKER NON-VOTE	18,746,948.617	68.706%	38.023%

TOTAL	27,285,386.035	100.000%	55.341%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	6,891,495.797	25.258%	13.978%
AGAINST	1,048,855.305	3.845%	2.127%
ABSTAIN	598,086.066	2.191%	1.213%
BROKER NON-VOTE	18,746,948.617	68.706%	38.023%

TOTAL	27,285,386.035	100.000%	55.341%

44

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON BLEND FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0275786-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2015